Unit-Based Compensation (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Performance Phantom Units Activity
The following table presents information relative to our PPUs.

	Units	Grant Date Weighted-Average Fair Value per Unit
Outstanding at January 1, 2016	136,570	$46.85
Granted	—	$—
Outstanding at March 31, 2016	136,570	$46.85

The following table presents information relative to our PPUs.

	Units	Grant Date Weighted-Average Fair Value per Unit
Outstanding at January 1, 2016	136,570	$46.85
Granted	—	$—
Outstanding at June 30, 2016	136,570	$46.85

The following table presents information relative to our PPUs.

	Units	Grant Date Weighted-Average Fair Value per Unit
Outstanding at January 1, 2015	64,414	$65.57
Granted	119,550	$37.52
Forfeited	(47,394)	$48.76
Outstanding at December 31, 2015	136,570	$46.85

Schedule of Time-based Phantom Units Activity
The following table presents information relative to our TPUs.

	Units	Grant Date Weighted-Average Fair Value per Unit
Outstanding at January 1, 2016	55,320	$37.63
Vested	(200)	$46.58
Granted	20,000	$4.55
Forfeited	(500)	$39.09
Outstanding at March 31, 2016	74,620	$28.73

The following table presents information relative to our TPUs.

	Units	Grant Date Weighted-Average Fair Value per Unit
Outstanding at January 1, 2016	55,320	$37.63
Vested	(880)	$39.48
Granted	20,000	$4.55
Forfeited	(500)	$39.09
Outstanding at June 30, 2016	73,940	$28.65

The following table presents information relative to our TPUs.

	Units	Grant Date Weighted-Average Fair Value per Unit
Outstanding at January 1, 2015	16,603	$47.33
Vested	(1,200)	$35.13
Granted	42,200	$34.09
Forfeited	(2,283)	$44.17
Outstanding at December 31, 2015	55,320	$37.63

Schedule of Unit-based Compensation Expense
The following table presents total unit-based compensation expense:

	Three Months Ended
	March 31,
	2016	2015
Performance Phantom Units	$582	$664
Time-Based Phantom Units	187	147
Director and other unit grants	122	73
Unit Purchase Program	39	—
Total compensation expense	$930	$884

The following table presents total unit-based compensation expense:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Performance Phantom Units	$582	$793	$1,164	$1,457
Time-Based Phantom Units	193	187	380	334
Director and other unit grants	117	73	239	146
Unit Purchase Program	38	—	77	—
Total compensation expense	$930	$1,053	$1,860	$1,937

The following table presents total unit-based compensation expense:

	Year ended December 31,
	2015	2014	2013
Performance Phantom Units	$1,973	$954	$—
Time-based Phantom Units	724	155	—
Director and other unit grants	273	361	100
Unit Purchase Program	13	—	—
Total compensation expense	$2,983	$1,470	$100